UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06367

                        Gabelli Equity Series Funds, Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: September 30

                     Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                        THE GABELLI SMALL CAP GROWTH FUND

                            THIRD QUARTER REPORT (a)
                                  JUNE 30, 2008

TO OUR SHAREHOLDERS,

     During the quarter ended June 30, 2008, The Gabelli Small Cap Growth Fund (the "Fund") declined 1.7%, while the Russell 2000 Index was up 0.6% and the Value Line Composite Index decreased 2.7%.

     Enclosed is the investment portfolio as of June 30, 2008.

COMPARATIVE RESULTS

               AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2008 (a)(b)

                                                                                                             Since
                                             Six                                                           Inception
                                Quarter    Months      1 Year      3 Year   5 Year    10 Year   15 Year   (10/22/91)
                                -------    ------      ------      ------   ------    -------   -------   ----------
GABELLI SMALL CAP GROWTH FUND
   CLASS AAA ................   (1.69)%     (8.99)%    (12.11)%    6.71%    12.93%    9.04%     11.97%     13.87%
Russell 2000 Index ..........    0.58       (9.37)     (16.19)     3.79     10.29     5.53       8.92       9.84
Value Line Composite Index ..   (2.74)     (11.17)     (17.97)     3.64     10.29     7.72      10.99      11.67
Class A .....................   (1.69)      (8.99)     (12.11)     6.70     12.93     9.04      11.97      13.88
                                (7.34)(c)  (14.22)(c)  (17.16)(c)  4.61(c)  11.60(c)  8.39(c)   11.53(c)   13.47(c)
Class B .....................   (1.89)      (9.34)     (12.78)     5.91     12.18     8.67      11.72      13.65
                                (6.80)(d)  (13.87)(d)  (17.14)(d)  5.01(d)  11.92(d)  8.67      11.72      13.65
Class C .....................   (1.86)      (9.31)     (12.75)     5.92     12.18     8.67      11.72      13.65
                                (2.84)(e)  (10.22)(e)  (13.62)(e)  5.92     12.18     8.67      11.72      13.65
Class I .....................   (1.62)      (8.90)     (12.02)     6.75     12.96     9.05      11.98      13.88

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.44%, 1.44%, 2.18%, 2.18%, AND 1.18%, RESPECTIVELY. CLASS AAA AND I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a)  THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.

(b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

     THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003 AND CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER AND CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO THE DIFFERENCES IN EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. INVESTING IN SMALL CAPITALIZATION SECURITIES INVOLVES SPECIAL RISKS BECAUSE THESE SECURITIES MAY TRADE LESS FREQUENTLY AND EXPERIENCE MORE ABRUPT PRICE MOVEMENTS THAN LARGE CAPITALIZATION SECURITIES. THE RUSSELL 2000 INDEX OF SMALL U.S. COMPANIES AND THE VALUE LINE COMPOSITE INDEX (COMPOSED OF EQUALLY WEIGHTED POSITIONS IN EVERY STOCK COVERED IN THE VALUE LINE INVESTMENT SURVEY) ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                          ------------
            COMMON STOCKS -- 86.7%
            AEROSPACE -- 0.3%
  210,000   Herley Industries Inc.+ ............................   $  2,788,800
    3,000   Innovative Solutions & Support Inc.+ ...............         19,350
                                                                   ------------
                                                                      2,808,150
                                                                   ------------
            AGRICULTURE -- 0.1%
    1,500   Cadiz Inc.+ ........................................         24,180
    4,000   The Mosaic Co.+ ....................................        578,800
                                                                   ------------
                                                                        602,980
                                                                   ------------
            AUTOMOTIVE -- 0.0%
    8,000   Oshkosh Corp. ......................................        165,520
                                                                   ------------
            AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.0%
    3,816   ATC Technology Corp.+ ..............................         88,836
    1,000   BERU AG ............................................        117,769
  150,000   BorgWarner Inc. ....................................      6,657,000
   20,000   China Automotive Systems Inc.+ .....................        117,000
   50,000   Dana Holding Corp.+ ................................        267,500
  240,900   Earl Scheib Inc.+ (a) ..............................        716,678
   65,000   Lear Corp.+ ........................................        921,700
  280,000   Midas Inc.+ ........................................      3,780,000
  235,000   Modine Manufacturing Co. ...........................      2,906,950
   11,812   Monro Muffler Brake Inc. ...........................        182,968
  260,000   O'Reilly Automotive Inc.+ ..........................      5,811,000
  145,000   Proliance International Inc.+ ......................        137,750
   10,000   Puradyn Filter Technologies Inc.+ ..................          2,700
   80,000   SORL Auto Parts Inc.+ ..............................        428,800
   75,375   Spartan Motors Inc. ................................        563,051
  250,000   Standard Motor Products Inc. .......................      2,040,000
   28,000   Strattec Security Corp. ............................        986,160
   50,000   Superior Industries International Inc. .............        844,000
  100,237   Tenneco Inc.+ ......................................      1,356,207
  220,000   The Pep Boys - Manny, Moe & Jack ...................      1,918,400
   27,000   Thor Industries Inc. ...............................        574,020
   10,000   Wonder Auto Technology Inc.+ .......................         70,300
                                                                   ------------
                                                                     30,488,789
                                                                   ------------
            AVIATION: PARTS AND SERVICES -- 2.7%
   25,000   AAR Corp.+ .........................................        338,250
   10,000   Astronics Corp.+ ...................................        139,100
   14,000   Barnes Group Inc. ..................................        323,260
  122,000   Curtiss-Wright Corp. ...............................      5,458,280
    7,500   Ducommun Inc.+ .....................................        172,200
   30,000   Embraer-Empresa Brasileira de Aeronautica SA, ADR ..        795,000
   22,000   Gamesa Corp. Tecnologica SA ........................      1,081,399
  300,000   GenCorp Inc.+ ......................................      2,148,000
  450,000   Kaman Corp. ........................................     10,242,000
   90,000   Moog Inc., Cl. A+ ..................................      3,351,600
  500,000   The Fairchild Corp., Cl. A+ ........................      1,055,000
   80,200   Woodward Governor Co. ..............................      2,859,932
                                                                   ------------
                                                                     27,964,021
                                                                   ------------

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                          ------------
            BROADCASTING -- 0.8%
  150,000   Acme Communications Inc.+ ..........................   $    207,000
   87,500   Beasley Broadcast Group Inc., Cl. A ................        399,875
    2,000   Cogeco Inc. ........................................         60,802
  295,000   Crown Media Holdings Inc., Cl. A+ ..................      1,398,300
    3,333   CTN Media Group Inc.+ (b) ..........................              3
    2,000   Global Traffic Network Inc.+ .......................         17,880
    2,433   Granite Broadcasting Corp.+ ........................         15,839
  425,000   Gray Television Inc. ...............................      1,219,750
   42,000   Gray Television Inc., Cl. A ........................        189,000
   48,000   Hearst-Argyle Television Inc. ......................        921,600
  120,000   Ideation Acquisition Corp.+ ........................        936,000
      250   Liberty Media Corp. - Capital, Cl. A+ ..............          3,600
   17,000   Nexstar Broadcasting Group Inc., Cl. A+ ............         69,530
  230,000   Salem Communications Corp., Cl. A ..................        453,100
  200,000   Sinclair Broadcast Group Inc., Cl. A ...............      1,520,000
  200,000   Sirius Satellite Radio Inc.+ .......................        384,000
   45,000   Spanish Broadcasting System Inc., Cl. A+ ...........         51,300
   35,000   XM Satellite Radio Holdings Inc., Cl. A+ ...........        274,400
  440,000   Young Broadcasting Inc., Cl. A+ ....................         61,600
                                                                   ------------
                                                                      8,183,579
                                                                   ------------
            BUILDING AND CONSTRUCTION -- 0.0%
   25,000   Huttig Building Products Inc.+ .....................         45,250
   25,000   Insituform Technologies Inc., Cl. A+ ...............        380,750
    1,000   Universal Forest Products Inc. .....................         29,960
        1   Vulcan Materials Co. ...............................              1
                                                                   ------------
                                                                        455,961
                                                                   ------------
            BUSINESS SERVICES -- 4.0%
    7,000   ACCO Brands Corp.+ .................................         78,610
  245,000   AMICAS Inc.+ .......................................        695,800
    6,000   BB Holdings Ltd.+ ..................................         28,350
  445,000   BPW Acquisition Corp.+ .............................      4,383,250
    5,000   BrandPartners Group Inc.+ ..........................            300
    4,500   Cockleshell Ltd.+ ..................................          4,885
    2,500   comScore Inc.+ .....................................         54,550
  260,000   Diebold Inc. .......................................      9,250,800
  440,000   Edgewater Technology Inc.+ .........................      2,116,400
   64,500   GP Strategies Corp.+ ...............................        648,225
   35,589   GSE Systems Inc.+ ..................................        317,098
      500   GSI Commerce Inc.+ .................................          6,815
    2,400   Impellam Group plc+ ................................          3,848
  100,000   Industrial Distribution Group Inc.+ ................      1,199,000
   60,000   Interactive Data Corp. .............................      1,507,800
  320,000   Intermec Inc.+ .....................................      6,745,600
   13,000   Landauer Inc. ......................................        731,120
    4,000   MDC Partners Inc., Cl. A+ ..........................         28,720
  170,000   Nashua Corp.+ ......................................      1,700,000
   65,000   R. H. Donnelley Corp.+ .............................        195,000
      816   Shellproof Ltd.+ ...................................            983
      600   Shellshock Ltd.+ ...................................            783

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                          ------------
            COMMON STOCKS (CONTINUED)
            BUSINESS SERVICES (CONTINUED)
   65,000   Sohgo Security Services Co. Ltd. ...................   $    787,823
   12,500   SP Acquisition Holdings Inc.+ ......................        123,750
   17,800   Stamps.com Inc.+ ...................................        222,144
    6,000   StarTek Inc.+ ......................................         56,400
   27,000   The Brink's Co. ....................................      1,766,340
  750,000   The Interpublic Group of Companies Inc.+ ...........      6,450,000
  170,000   Trans-Lux Corp.+ (a) ...............................        612,000
   25,050   TransAct Technologies Inc.+ ........................        207,414
  100,000   ValueClick Inc.+ ...................................      1,515,000
                                                                   ------------
                                                                     41,438,808
                                                                   ------------
            CABLE -- 1.7%
  230,000   Adelphia Communications Corp., Cl. A+ (b) ..........              0
  230,000   Adelphia Communications Corp., Cl. A, Escrow+ (b) ..              0
  230,000   Adelphia Recovery Trust+ (b) .......................              0
  500,000   Cablevision Systems Corp., Cl. A+ ..................     11,300,000
    9,329   Liberty Global Inc., Cl. A+ ........................        293,211
    9,329   Liberty Global Inc., Cl. C+ ........................        283,228
  340,000   Lin TV Corp., Cl. A+ ...............................      2,026,400
    8,000   Outdoor Channel Holdings Inc.+ .....................         55,840
  137,000   The DIRECTV Group Inc.+ ............................      3,549,670
                                                                   ------------
                                                                     17,508,349
                                                                   ------------
            CLOSED-END FUNDS -- 0.6%
  100,202   The Central Europe and Russia Fund Inc. ............      5,284,654
   36,700   The European Equity Fund Inc.+ .....................        368,468
   54,000   The New Germany Fund Inc. ..........................        881,280
   11,000   The Spain Fund Inc. ................................        110,000
                                                                   ------------
                                                                      6,644,402
                                                                   ------------
            COMMUNICATIONS EQUIPMENT -- 1.2%
  150,000   Communications Systems Inc. ........................      1,612,500
  260,900   Sycamore Networks Inc.+ ............................        840,098
  260,000   Thomas & Betts Corp.+ ..............................      9,841,000
                                                                   ------------
                                                                     12,293,598
                                                                   ------------
            COMPUTER SOFTWARE AND SERVICES -- 1.0%
   60,000   Borland Software Corp.+ ............................         81,600
   97,500   FalconStor Software Inc.+ ..........................        690,300
  305,000   Furmanite Corp.+ ...................................      2,433,900
   59,508   Global Sources Ltd.+ ...............................        903,332
   25,000   Jupitermedia Corp.+ ................................         35,000
   50,000   Mentor Graphics Corp.+ .............................        790,000
   20,187   MKS Instruments Inc.+ ..............................        442,095
   22,000   NCR Corp.+ .........................................        554,400
   45,000   OpenTV Corp., Cl. A+ ...............................         58,950
    6,000   Phoenix Technologies Ltd.+ .........................         66,000
  215,000   Stamford Industrial Group Inc.+ ....................        354,750
  800,000   StorageNetworks Inc., Escrow+ (b) ..................         24,000
  295,000   Tyler Technologies Inc.+ ...........................      4,003,150
                                                                   ------------
                                                                     10,437,477
                                                                   ------------

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                          ------------
            CONSUMER PRODUCTS -- 2.0%
   75,000   1-800-FLOWERS.COM Inc., Cl. A+ .....................   $    483,750
    6,750   Adams Golf Inc.+ ...................................         36,450
   10,250   Alberto-Culver Co. .................................        269,267
   17,000   Ashworth Inc.+ .....................................         59,330
   33,500   Chofu Seisakusho Co. Ltd. ..........................        681,452
   36,000   Church & Dwight Co. Inc. ...........................      2,028,600
  160,000   Coachmen Industries Inc.+ ..........................        339,200
    6,000   Elizabeth Arden Inc.+ ..............................         91,080
   77,071   Escada AG+ .........................................      1,638,156
    2,000   Harley-Davidson Inc. ...............................         72,520
  215,000   Hartmarx Corp.+ ....................................        466,550
   20,000   Lenox Group Inc.+ ..................................          5,200
    5,000   Levcor International Inc.+ .........................            775
  300,000   Marine Products Corp. ..............................      1,980,000
   30,000   National Presto Industries Inc. ....................      1,925,400
   70,000   Revlon Inc., Cl. A+ ................................         59,500
  130,000   Sally Beauty Holdings Inc.+ ........................        839,800
  700,000   Schiff Nutrition International Inc. ................      3,920,000
   24,000   Spectrum Brands Inc.+ ..............................         61,200
    3,070   Steven Madden Ltd.+ ................................         56,427
   14,000   Stewart Enterprises Inc., Cl. A ....................        100,800
  120,000   Swedish Match AB....................................      2,460,793
   87,425   Syratech Corp.+ ....................................          1,749
   10,000   The Scotts Miracle-Gro Co., Cl. A ..................        175,700
   17,000   WD-40 Co. ..........................................        497,250
   68,000   Wolverine World Wide Inc. ..........................      1,813,560
                                                                   ------------
                                                                     20,064,509
                                                                   ------------
            CONSUMER SERVICES -- 0.8%
   34,000   Bowlin Travel Centers Inc.+ ........................         53,550
    2,500   Collectors Universe Inc. ...........................         20,275
    8,000   eLong Inc., ADR+ ...................................         56,960
    2,000   Expedia Inc.+ ......................................         36,760
   40,000   IAC/InterActiveCorp+ ...............................        771,200
  205,000   Martha Stewart Living Omnimedia Inc., Cl. A+ .......      1,517,000
   20,000   Response USA Inc.+ .................................             60
  400,500   Rollins Inc. .......................................      5,935,410
   10,000   TiVo Inc.+ .........................................         61,700
                                                                   ------------
                                                                      8,452,915
                                                                   ------------
            DIVERSIFIED INDUSTRIAL -- 7.0%
   42,000   Acuity Brands Inc. .................................      2,019,360
    7,000   Albany International Corp., Cl. A ..................        203,000
  102,000   Ampco-Pittsburgh Corp. .............................      4,536,960
    6,000   Anixter International Inc.+ ........................        356,940
  312,000   Baldor Electric Co. ................................     10,913,760
    6,000   Brush Engineered Materials Inc.+ ...................        146,520
  153,000   Crane Co. ..........................................      5,895,090
  100,000   Delta plc ..........................................        235,534
    3,000   ESCO Technologies Inc.+ ............................        140,760
    2,000   Foster Wheeler Ltd.+ ...............................        146,300

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                          ------------
            COMMON STOCKS (CONTINUED)
            DIVERSIFIED INDUSTRIAL (CONTINUED)
   12,000   Gardner Denver Inc.+ ...............................   $    681,600
  154,000   Greif Inc., Cl. A ..................................      9,860,620
   26,000   Greif Inc., Cl. B ..................................      1,476,020
  420,000   Griffon Corp.+ .....................................      3,679,200
   60,000   Hawk Corp., Cl. A+ .................................      1,116,000
   10,000   Insteel Industries Inc. ............................        183,100
  181,600   Katy Industries Inc.+ ..............................        354,120
   26,000   Lindsay Corp. ......................................      2,209,220
  330,000   Magnetek Inc.+ .....................................      1,395,900
   32,000   Matthews International Corp., Cl. A ................      1,448,320
  275,000   Myers Industries Inc. ..............................      2,241,250
  190,000   National Patent Development Corp.+ .................        418,000
  107,000   Oil-Dri Corp. of America ...........................      1,920,650
   15,000   Olin Corp. .........................................        392,700
  232,000   Park-Ohio Holdings Corp.+ ..........................      3,424,320
   85,000   Precision Castparts Corp. ..........................      8,191,450
   32,000   Roper Industries Inc. ..............................      2,108,160
   33,000   Sonoco Products Co. ................................      1,021,350
   66,000   Standex International Corp. ........................      1,368,840
  145,000   Tech/Ops Sevcon Inc. ...............................      1,065,750
  170,000   Tredegar Corp. .....................................      2,499,000
   76,000   WHX Corp.+ .........................................        113,240
                                                                   ------------
                                                                     71,763,034
                                                                   ------------
            EDUCATIONAL SERVICES -- 0.5%
   40,000   Career Education Corp.+ ............................        584,400
  150,000   Corinthian Colleges Inc.+ ..........................      1,741,500
    1,000   School Specialty Inc.+ .............................         29,730
  200,000   Universal Technical Institute Inc.+ ................      2,492,000
                                                                   ------------
                                                                      4,847,630
                                                                   ------------
            ELECTRONICS -- 2.7%
   62,000   Badger Meter Inc. ..................................      3,132,860
  100,000   Bel Fuse Inc., Cl. A ...............................      2,800,000
  480,000   California Micro Devices Corp.+ ....................      1,492,800
  255,000   CTS Corp. ..........................................      2,562,750
   65,000   Excel Technology Inc.+ .............................      1,450,800
  240,000   Greatbatch Inc.+ ...................................      4,152,000
   16,000   IMAX Corp.+ ........................................        109,440
  235,000   KEMET Corp.+ .......................................        761,400
   75,000   Methode Electronics Inc. ...........................        783,750
  224,800   Park Electrochemical Corp. .........................      5,464,888
  120,000   Stoneridge Inc.+ ...................................      2,047,200
  250,000   Trident Microsystems Inc.+ .........................        912,500
  150,000   Zoran Corp.+ .......................................      1,755,000
                                                                   ------------
                                                                     27,425,388
                                                                   ------------
            ENERGY AND UTILITIES -- 6.1%
    3,000   AGL Resources Inc. .................................        103,740
1,600,000   Aquila Inc.+ .......................................      6,032,000
   95,000   Callon Petroleum Co.+ ..............................      2,599,200
   73,000   CH Energy Group Inc. ...............................      2,596,610

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                          ------------
   12,000   Chesapeake Utilities Corp. .........................   $    308,640
   50,000   CMS Energy Corp. ...................................        745,000
   23,000   Connecticut Water Service Inc. .....................        515,200
    4,000   Consolidated Water Co. Ltd. ........................         79,200
  150,000   Covanta Holding Corp.+ .............................      4,003,500
  145,000   El Paso Electric Co.+ ..............................      2,871,000
   15,000   EnergySouth Inc. ...................................        735,900
   20,000   Environmental Power Corp.+ .........................         83,400
  137,000   Florida Public Utilities Co. .......................      1,630,300
   43,000   Middlesex Water Co. ................................        713,370
   10,000   Nicor Inc. .........................................        425,900
   20,000   Oceaneering International Inc.+ ....................      1,541,000
   44,600   Pennichuck Corp. ...................................      1,032,490
    2,000   PetroQuest Energy Inc.+ ............................         53,800
  300,000   PNM Resources Inc. .................................      3,588,000
   30,000   Rowan Companies Inc. ...............................      1,402,500
1,015,000   RPC Inc. ...........................................     17,052,000
   77,000   SJW Corp. ..........................................      2,032,800
  100,000   Southern Union Co. .................................      2,702,000
  110,000   Southwest Gas Corp. ................................      3,270,300
   20,000   Tesoro Corp. .......................................        395,400
    4,000   Toreador Resources Corp.+ ..........................         34,120
    6,000   Union Drilling Inc.+ ...............................        130,080
   10,000   Vestas Wind Systems A/S+ ...........................      1,308,956
  200,000   Westar Energy Inc. .................................      4,302,000
                                                                   ------------
                                                                     62,288,406
                                                                   ------------
            ENTERTAINMENT -- 1.9%
  125,000   Aruze Corp. ........................................      3,708,151
   50,000   Canterbury Park Holding Corp. ......................        455,000
   72,000   Carmike Cinemas Inc. ...............................        422,640
    6,048   Chestnut Hill Ventures+ (b) ........................        170,238
   20,000   Discovery Holding Co., Cl. A+ ......................        439,200
  210,000   Dover Motorsports Inc. .............................      1,068,900
  132,000   Fisher Communications Inc.+ ........................      4,546,080
   16,000   International Speedway Corp., Cl. A ................        624,480
    2,500   International Speedway Corp., Cl. B ................         98,125
    1,000   Liberty Media Corp. - Entertainment, Cl. A+ ........         24,230
  185,000   Macrovision Solutions Corp.+ .......................      2,767,600
  230,000   Six Flags Inc.+ ....................................        264,500
  170,000   Take-Two Interactive Software Inc.+ ................      4,346,900
  140,000   Triple Crown Media Inc.+ ...........................         65,800
   50,000   World Wrestling Entertainment Inc., Cl. A ..........        773,500
   30,000   WPT Enterprises Inc.+ ..............................         30,900
                                                                   ------------
                                                                     19,806,244
                                                                   ------------
            ENVIRONMENTAL SERVICES -- 1.0%
  200,000   Allied Waste Industries Inc.+ ......................      2,524,000
    9,000   Basin Water Inc.+ ..................................         42,120
    2,500   Renegy Holdings Inc.+ ..............................          9,475
  262,500   Republic Services Inc. .............................      7,796,250
                                                                   ------------
                                                                     10,371,845
                                                                   ------------

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                          ------------
            COMMON STOCKS (CONTINUED)
            EQUIPMENT AND SUPPLIES -- 13.7%
   15,000   A.O. Smith Corp., Cl. A ............................   $    495,000
  247,000   AMETEK Inc. ........................................     11,663,340
  425,000   Baldwin Technology Co. Inc., Cl. A+ ................      1,009,375
   25,000   Belden Inc. ........................................        847,000
    5,000   C&D Technologies Inc.+ .............................         42,300
   50,000   Capstone Turbine Corp.+ ............................        209,500
  250,000   CIRCOR International Inc. ..........................     12,247,500
  396,000   CLARCOR Inc. .......................................     13,899,600
  205,000   Core Molding Technologies Inc.+ ....................      1,423,725
  170,000   Crown Holdings Inc.+ ...............................      4,418,300
    2,000   Danaher Corp. ......................................        154,600
   65,000   Donaldson Co. Inc. .................................      2,901,600
  400,000   Enodis plc .........................................      2,537,595
   90,000   Entegris Inc.+ .....................................        589,500
   40,000   Fedders Corp.+ .....................................            280
  158,000   Flowserve Corp. ....................................     21,598,600
  160,000   Franklin Electric Co. Inc. .........................      6,204,800
   38,000   Gehl Co.+ ..........................................        562,020
  151,000   Gerber Scientific Inc.+ ............................      1,718,380
   84,000   Graco Inc. .........................................      3,197,880
  250,000   GrafTech International Ltd.+ .......................      6,707,500
   90,000   IDEX Corp. .........................................      3,315,600
   27,000   Interpump Group SpA ................................        253,362
    1,200   Itron Inc.+ ........................................        118,020
    4,000   Jarden Corp.+ ......................................         72,960
    9,000   K-Tron International Inc.+ .........................      1,166,400
   62,000   L.S. Starrett Co., Cl. A ...........................      1,465,680
   30,000   Littelfuse Inc.+ ...................................        946,500
  102,000   Lufkin Industries Inc. .............................      8,494,560
   55,000   Maezawa Kyuso Industries Co. Ltd. ..................        977,916
   41,900   Met-Pro Corp. ......................................        559,365
    2,000   Middleby Corp.+ ....................................         87,820
   21,500   Mueller Industries Inc. ............................        692,300
   10,000   Plantronics Inc. ...................................        223,200
   88,000   Robbins & Myers Inc. ...............................      4,388,560
  110,000   SL Industries Inc.+ ................................      1,677,500
    5,000   Teleflex Inc. ......................................        277,950
  180,000   Tennant Co. ........................................      5,412,600
  318,750   The Gorman-Rupp Co. ................................     12,699,000
   28,000   The Greenbrier Cos. Inc. ...........................        568,400
    5,000   Valmont Industries Inc. ............................        521,450
   60,000   Vicor Corp. ........................................        598,800
    7,875   Watsco Inc., Cl. B .................................        328,781
  130,000   Watts Water Technologies Inc., Cl. A ...............      3,237,000
   56,050   Wolverine Tube Inc.+ ...............................         40,356
                                                                   ------------
                                                                    140,552,475
                                                                   ------------
            FINANCIAL SERVICES -- 3.6%
   10,500   Alleghany Corp.+ ...................................      3,486,525
   25,287   Argo Group International Holdings Ltd.+ ............        848,632

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                          ------------
  100,000   Bank of Florida Corp.+ .............................   $    725,000
   85,000   BKF Capital Group Inc.+ ............................        191,250
  440,000   CNA Surety Corp.+ ..................................      5,561,600
   21,000   Crazy Woman Creek Bancorp Inc. .....................        407,400
   17,813   Deerfield Capital Corp. ............................         14,072
  125,000   Discover Financial Services ........................      1,646,250
   10,000   Duff & Phelps Corp., Cl. A+ ........................        165,600
   37,000   Epoch Holding Corp. ................................        337,070
    3,000   Federal Agricultural Mortgage Corp., Cl. C .........         74,340
    5,000   Fidelity Southern Corp. ............................         23,350
  190,000   Flushing Financial Corp. ...........................      3,600,500
  127,600   Franklin Bank Corp.+ ...............................         77,836
    2,000   KBW Inc.+ ..........................................         41,160
   63,000   LaBranche & Co. Inc.+ ..............................        446,040
    1,000   LandAmerica Financial Group Inc. ...................         22,190
    3,000   Leucadia National Corp. ............................        140,820
   75,000   MVC Capital Inc. ...................................      1,026,750
  260,000   Nara Bancorp Inc. ..................................      2,789,800
    3,000   NetBank Inc.+ ......................................             60
  135,000   NewAlliance Bancshares Inc. ........................      1,684,800
   10,000   Och-Ziff Capital Management Group LLC, Cl. A .......        190,100
   10,000   PrivateBancorp Inc. ................................        303,800
   15,000   Seacoast Banking Corp. of Florida ..................        116,400
  160,400   Sterling Bancorp ...................................      1,916,780
  130,000   SWS Group Inc. .....................................      2,159,300
    4,500   Value Line Inc. ....................................        149,625
  150,000   Waddell & Reed Financial Inc., Cl. A ...............      5,251,500
  120,000   Wilmington Trust Corp. .............................      3,172,800
                                                                   ------------
                                                                     36,571,350
                                                                   ------------
            FOOD AND BEVERAGE -- 5.5%
   27,000   Boston Beer Co. Inc., Cl. A+ .......................      1,098,360
   25,000   Brown-Forman Corp., Cl. A ..........................      1,900,500
  200,000   Bull-Dog Sauce Co. Ltd. ............................        461,459
      100   Compania Cervecerias Unidas SA, ADR ................          2,916
  450,000   CoolBrands International Inc.+ .....................        366,284
   34,000   Corn Products International Inc. ...................      1,669,740
  270,000   Davide Campari-Milano SpA ..........................      2,257,298
  155,000   Del Monte Foods Co. ................................      1,100,500
   85,000   Denny's Corp.+ .....................................        241,400
1,200,000   Dynasty Fine Wines Group Ltd. ......................        210,844
      100   Embotelladora Andina SA, Cl. A, ADR ................          1,426
   25,000   Farmer Brothers Co. ................................        528,750
  300,000   Flowers Foods Inc. .................................      8,502,000
      500   Genesee Corp., Cl. A+ (b) ..........................              0
   21,500   Genesee Corp., Cl. B+ (b) ..........................              0
  701,500   Grupo Continental SAB de CV ........................      1,784,852
   10,000   Hain Celestial Group Inc.+ .........................        234,800
  140,000   ITO EN Ltd. ........................................      2,204,454
   25,000   ITO EN Ltd., Preference ............................        266,045
   25,000   J & J Snack Foods Corp. ............................        685,250

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                          ------------
            COMMON STOCKS (CONTINUED)
            FOOD AND BEVERAGE (CONTINUED)
  360,000   Kikkoman Corp. .....................................   $  4,397,231
  100,000   Lifeway Foods Inc.+ ................................      1,189,000
   20,000   Meiji Seika Kaisha Ltd. ............................         85,323
   40,000   MGP Ingredients Inc. ...............................        232,000
  170,000   Morinaga Milk Industry Co. Ltd. ....................        441,870
   45,000   Nathan's Famous Inc.+ ..............................        684,450
  122,850   Nissin Food Products Co. Ltd. ......................      4,118,717
    4,000   Omni Nutraceuticals Inc.+ ..........................              3
  110,000   PepsiAmericas Inc. .................................      2,175,800
   56,000   Ralcorp Holdings Inc.+ .............................      2,768,640
  140,000   Rock Field Co. Ltd. ................................      1,844,517
   60,000   Smart Balance Inc.+ ................................        432,600
   14,300   The Cheesecake Factory Inc.+ .......................        227,513
   20,000   The Great Atlantic & Pacific Tea Co. Inc.+ .........        456,400
   66,000   The J.M. Smucker Co. ...............................      2,682,240
  290,000   The Steak n Shake Co.+ .............................      1,835,700
  210,000   Tootsie Roll Industries Inc. .......................      5,277,300
      400   Tootsie Roll Industries Inc. Cl. B .................         11,000
   49,000   Triarc Cos. Inc., Cl. A ............................        313,600
  119,000   Triarc Cos. Inc., Cl. B ............................        753,270
    2,000   Vina Concha Y Toro SA, ADR .........................         68,040
    1,000   Willamette Valley Vineyards Inc.+ ..................          5,150
  110,000   YAKULT HONSHA Co. Ltd. .............................      3,097,424
                                                                   ------------
                                                                     56,614,666
                                                                   ------------
            HEALTH CARE -- 8.8%
  390,000   Advanced Medical Optics Inc.+ ......................      7,308,600
   47,000   Align Technology Inc.+ .............................        493,030
  100,000   Allergan Inc. ......................................      5,205,000
  140,000   Alpharma Inc., Cl. A+ ..............................      3,154,200
  172,000   AngioDynamics Inc.+ ................................      2,342,640
    5,000   Anika Therapeutics Inc.+ ...........................         42,950
  235,000   Animal Health International Inc.+ ..................      1,464,050
    1,000   Applera Corp. ......................................         33,480
   15,000   Apria Healthcare Group Inc.+ .......................        290,850
   64,300   ArthroCare Corp.+ ..................................      2,624,083
    7,500   Bio-Rad Laboratories Inc., Cl. A+ ..................        606,675
   30,000   BioLase Technology Inc.+ ...........................        102,600
   20,000   Bruker Corp.+ ......................................        257,000
  157,800   Chemed Corp. .......................................      5,777,058
   74,400   CONMED Corp.+ ......................................      1,975,320
  182,000   Crucell NV, ADR+ ...................................      2,908,360
  230,000   Cutera Inc.+ .......................................      2,076,900
  120,000   Del Global Technologies Corp.+ .....................        204,000
  105,000   DexCom Inc.+ .......................................        634,200
   85,000   Edwards Lifesciences Corp.+ ........................      5,273,400
   72,500   Exactech Inc.+ .....................................      1,863,975
   42,000   Henry Schein Inc.+ .................................      2,165,940
   30,000   Heska Corp.+ .......................................         36,000
  142,000   ICU Medical Inc.+ ..................................      3,248,960

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                          ------------
   15,000   IMS Health Inc. ....................................   $    349,500
    2,000   Integra LifeSciences Holdings Corp.+ ...............         88,960
    4,000   Invacare Corp. .....................................         81,760
   30,000   Inverness Medical Innovations Inc.+ ................        995,100
   50,000   Invitrogen Corp.+ ..................................      1,963,000
   10,000   K-V Pharmaceutical Co., Cl. A+ .....................        193,300
   50,000   Matrixx Initiatives Inc.+ ..........................        833,000
   60,000   Mentor Corp. .......................................      1,669,200
   75,000   Micrus Endovascular Corp.+ .........................      1,051,500
   40,000   MWI Veterinary Supply Inc.+ ........................      1,324,400
   18,000   Nabi Biopharmaceuticals+ ...........................         70,920
    4,000   NeoPharm Inc.+ .....................................          2,120
   10,000   NeuroMetrix Inc.+ ..................................         14,000
    4,000   Nobel Biocare Holding AG............................        130,625
  210,000   Odyssey HealthCare Inc.+ ...........................      2,045,400
   65,000   Opko Health Inc.+ ..................................         98,800
   54,000   Orthofix International NV+ .........................      1,563,300
    2,000   OrthoLogic Corp.+ ..................................          2,000
   35,000   Owens & Minor Inc. .................................      1,599,150
  175,568   Pain Therapeutics Inc.+ ............................      1,386,987
  255,000   Palomar Medical Technologies Inc.+ .................      2,544,900
  110,000   Penwest Pharmaceuticals Co.+ .......................        297,000
   30,000   PSS World Medical Inc.+ ............................        489,000
    1,779   Qiagen NV+ .........................................         35,811
  213,000   Quidel Corp.+ ......................................      3,518,760
  120,000   RTI Biologics Inc.+ ................................      1,050,000
    8,000   Sirona Dental Systems Inc.+ ........................        207,360
  140,000   Sonic Innovations Inc.+ ............................        467,600
2,330,000   Sorin SpA+ .........................................      2,934,786
1,100,000   SSL International plc ..............................      9,777,410
    2,300   Straumann Holding AG ...............................        551,163
    4,000   Stryker Corp. ......................................        251,520
  100,000   Third Wave Technologies+ ...........................      1,116,000
   50,000   Thoratec Corp.+ ....................................        869,500
   30,000   United-Guardian Inc. ...............................        349,500
   80,000   Vascular Solutions Inc.+ ...........................        520,000
    1,000   Wright Medical Group Inc.+ .........................         28,410
   10,000   Young Innovations Inc. .............................        208,200
   15,000   Zymogenetics Inc.+ .................................        126,300
                                                                   ------------
                                                                     90,895,513
                                                                   ------------
            HOME FURNISHINGS -- 0.0%
   12,000   Bassett Furniture Industries Inc. ..................        141,600
    4,000   Bed Bath & Beyond Inc.+ ............................        112,400
   17,000   La-Z-Boy Inc. ......................................        130,050
                                                                   ------------
                                                                        384,050
                                                                   ------------
            HOTELS AND GAMING -- 1.9%
   12,000   Boyd Gaming Corp. ..................................        150,720
   78,000   Churchill Downs Inc. ...............................      2,719,860
  100,000   Dover Downs Gaming & Entertainment Inc. ............        642,000
  170,000   Gaylord Entertainment Co.+ .........................      4,073,200

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                          ------------
            COMMON STOCKS (CONTINUED)
            HOTELS AND GAMING (CONTINUED)
   57,800   Home Inns & Hotels Management Inc., ADR+ ...........   $  1,098,778
  140,000   Lakes Entertainment Inc.+ ..........................        921,200
   13,400   Las Vegas Sands Corp.+ .............................        635,696
   10,000   Magna Entertainment Corp., Cl. A+ ..................          5,600
   35,000   Marcus Corp. .......................................        523,250
   44,000   Orient-Express Hotels Ltd., Cl. A ..................      1,911,360
   51,500   Penn National Gaming Inc.+ .........................      1,655,725
  125,000   Pinnacle Entertainment Inc.+ .......................      1,311,250
  100,000   Sonesta International Hotels Corp., Cl. A ..........      2,508,000
   16,000   Wynn Resorts Ltd. ..................................      1,301,600
   20,000   Youbet.com Inc.+ ...................................         25,400
                                                                   ------------
                                                                     19,483,639
                                                                   ------------
            MACHINERY -- 0.0%
   10,000   Zebra Technologies Corp., Cl. A+ ...................        326,400
                                                                   ------------
            MANUFACTURED HOUSING AND RECREATIONAL
            VEHICLES -- 0.9%
   50,000   Cavalier Homes Inc.+ ...............................         98,500
   58,000   Cavco Industries Inc.+ .............................      1,898,340
  370,000   Champion Enterprises Inc.+ .........................      2,164,500
   17,000   Drew Industries Inc.+ ..............................        271,150
  210,000   Fleetwood Enterprises Inc.+ ........................        550,200
   75,000   Monaco Coach Corp. .................................        228,000
   14,000   Nobility Homes Inc. ................................        223,300
  144,000   Skyline Corp. ......................................      3,384,000
                                                                   ------------
                                                                      8,817,990
                                                                   ------------
            METALS AND MINING -- 0.7%
   52,003   Barrick Gold Corp. .................................      2,366,136
   10,000   Inmet Mining Corp. .................................        663,725
   15,000   Ivanhoe Mines Ltd.+ ................................        163,650
  142,115   Kinross Gold Corp. .................................      3,355,335
    2,000   Northwest Pipe Co.+ ................................        111,600
  190,000   Royal Oak Mines Inc.+ (b) ..........................              0
   30,148   Stillwater Mining Co.+ .............................        356,651
   52,000   Uranium Resources Inc.+ ............................        191,880
   22,350   Yamana Gold Inc., New York .........................        369,669
                                                                   ------------
                                                                      7,578,646
                                                                   ------------
            PAPER AND FOREST PRODUCTS -- 0.1%
   18,000   Schweitzer-Mauduit International Inc. ..............        303,300
   40,000   Wausau Paper Corp. .................................        308,400
                                                                   ------------
                                                                        611,700
                                                                   ------------
            PUBLISHING -- 1.1%
    3,500   AH Belo Corp., Cl. A ...............................         19,950
    4,000   Belo Corp., Cl. A ..................................         29,240
  162,800   Il Sole 24 Ore .....................................        950,312
  307,237   Independent News & Media plc .......................        754,620
   12,000   John Wiley & Sons Inc., Cl. B ......................        543,240
  425,000   Journal Communications Inc., Cl. A .................      2,048,500

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                          ------------
  150,000   Journal Register Co. ...............................   $     27,000
   65,000   Lee Enterprises Inc. ...............................        259,350
    8,000   McClatchy Co., Cl. A ...............................         54,240
  114,000   Media General Inc., Cl. A ..........................      1,362,300
   23,000   Meredith Corp. .....................................        650,670
  260,000   News Corp., Cl. A ..................................      3,910,400
   75,333   PRIMEDIA Inc. ......................................        351,052
                                                                   ------------
                                                                     10,960,874
                                                                   ------------
            REAL ESTATE -- 0.9%
  173,000   Griffin Land & Nurseries Inc. ......................      5,311,100
    9,000   Gyrodyne Co. of America Inc.+ ......................        312,750
   20,000   Malan Realty Investors Inc.+ (b) ...................            390
  106,000   Morguard Corp. .....................................      3,378,445
                                                                   ------------
                                                                      9,002,685
                                                                   ------------
            RETAIL -- 2.4%
  144,000   Aaron Rents Inc., Cl. A ............................      2,882,880
   50,000   Big 5 Sporting Goods Corp. .........................        378,500
    8,000   Casey's General Stores Inc. ........................        185,360
  270,000   Coldwater Creek Inc.+ ..............................      1,425,600
   40,000   Copart Inc.+ .......................................      1,712,800
  370,000   CSK Auto Corp.+ ....................................      3,877,600
    4,000   Gander Mountain Co.+ ...............................         14,760
  275,300   Ingles Markets Inc., Cl. A .........................      6,422,749
   35,000   Movado Group Inc. ..................................        693,000
   30,000   Pier 1 Imports Inc.+ ...............................        103,200
   45,000   Rush Enterprises Inc., Cl. B+ ......................        488,700
  265,000   The Bon-Ton Stores Inc. ............................      1,383,300
   81,300   Tractor Supply Co.+ ................................      2,360,952
    9,000   Village Super Market Inc., Cl. A ...................        347,220
   44,000   Weis Markets Inc. ..................................      1,428,680
   50,000   Winn-Dixie Stores Inc.+ ............................        801,000
                                                                   ------------
                                                                     24,506,301
                                                                   ------------
            SPECIALTY CHEMICALS -- 4.8%
   60,000   A. Schulman Inc. ...................................      1,381,800
   22,000   Airgas Inc. ........................................      1,284,580
   78,000   Albemarle Corp. ....................................      3,112,980
   35,000   Arch Chemicals Inc. ................................      1,160,250
  580,000   Chemtura Corp. .....................................      3,387,200
   10,000   Cytec Industries Inc. ..............................        545,600
    3,200   Dionex Corp.+ ......................................        212,384
  262,700   Ferro Corp. ........................................      4,928,252
  260,000   H.B. Fuller Co. ....................................      5,834,400
  124,600   Hawkins Inc. .......................................      1,864,016
  450,000   Hercules Inc. ......................................      7,618,500
   44,000   Huntsman Corp. .....................................        501,600
  145,000   Material Sciences Corp.+ ...........................      1,174,500
  160,000   Omnova Solutions Inc.+ .............................        444,800
   50,000   Penford Corp. ......................................        744,000
   10,000   Quaker Chemical Corp. ..............................        266,600

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                          ------------
            COMMON STOCKS (CONTINUED)
            SPECIALTY CHEMICALS (CONTINUED)
   20,000   Rockwood Holdings Inc.+ ............................   $    696,000
  265,000   Sensient Technologies Corp. ........................      7,462,400
  450,000   Zep Inc. ...........................................      6,696,000
                                                                   ------------
                                                                     49,315,862
                                                                   ------------
            TELECOMMUNICATIONS -- 1.3%
   22,000   Atlantic Tele-Network Inc. .........................        605,220
  599,000   Cincinnati Bell Inc.+ ..............................      2,384,020
   50,000   Citizens Communications Co. ........................        567,000
    6,795   Community Service Communications Inc.+ .............         14,609
      105   Consolidated Communications Holdings Inc. ..........          1,563
   52,000   D&E Communications Inc. ............................        462,280
      708   Fairpoint Communications Inc. ......................          5,105
   76,000   HickoryTech Corp. ..................................        628,520
   70,300   New Ulm Telecom Inc. ...............................        746,938
   50,000   Radyne Corp.+ ......................................        571,500
  118,000   Rogers Communications Inc., Cl. B ..................      4,561,880
   63,000   Shenandoah Telecommunications Co. ..................        820,260
   37,584   Verizon Communications Inc. ........................      1,330,474
   24,000   Windstream Corp. ...................................        296,160
   53,000   Winstar Communications Inc.+ (b) ...................             53
                                                                   ------------
                                                                     12,995,582
                                                                   ------------
            TRANSPORTATION -- 0.9%
  170,000   GATX Corp. .........................................      7,536,100
  130,000   Grupo TMM SA, Cl. A, ADR+ ..........................        243,100
    2,000   Irish Continental Group plc+ .......................         57,940
   50,000   Providence and Worcester Railroad Co. ..............      1,003,750
                                                                   ------------
                                                                      8,840,890
                                                                   ------------
            WIRELESS COMMUNICATIONS -- 2.7%
  100,000   Centennial Communications Corp.+ ...................        699,000
  125,000   Nextwave Wireless Inc.+ ............................        505,000
   72,000   Price Communications Corp., Escrow+ (b) ............              0
  150,000   Rural Cellular Corp., Cl. A+ .......................      6,676,500
  675,000   Vimpel-Communications, ADR .........................     20,034,000
       17   Xanadoo Co.+ .......................................          5,355
                                                                   ------------
                                                                     27,919,855
                                                                   ------------
            TOTAL COMMON STOCKS ................................    889,390,083
                                                                   ------------
            PREFERRED STOCKS -- 0.1%
            BROADCASTING -- 0.0%
    1,103   PTV Inc., 10.000% Pfd., Ser. A .....................            563
                                                                   ------------
            BUSINESS SERVICES -- 0.0%
   24,317   Interep National Radio Sales Inc.,
               4.000% Cv. Pfd., Ser. A+ (b)(c)(d) ..............              0
                                                                   ------------
            DIVERSIFIED INDUSTRIAL -- 0.1%
      128   Foster Wheeler Ltd., Pfd., Ser. B+ (b) .............      1,217,216
                                                                   ------------
            TOTAL PREFERRED STOCKS .............................      1,217,779
                                                                   ------------

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                          ------------
            RIGHTS -- 0.0%
            AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
  800,000   Exide Technologies,
               expire 05/15/11 Escrow Rights+(b) ...............   $          0
                                                                   ------------
            WARRANTS -- 0.0%
            AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
    1,213   Exide Technologies, expire 05/05/11+ ...............          3,239
    4,532   Federal-Mogul Corp., expire 12/27/14+ ..............          6,344
                                                                   ------------
                                                                          9,583
                                                                   ------------
            BROADCASTING -- 0.0%
    6,082   Granite Broadcasting Corp.,
               Ser. A, expire 06/04/12+ ........................            304
    3,430   Granite Broadcasting Corp.,
               Ser. B, expire 06/04/12+ ........................            858
                                                                   ------------
                                                                          1,162
                                                                   ------------
            BUSINESS SERVICES -- 0.0%
   61,431   GP Strategies Corp.,
               expire 08/14/08+ (b)(c) .........................        259,155
                                                                   ------------
            DIVERSIFIED INDUSTRIAL -- 0.0%
  379,703   National Patent Development Corp.,
               expire 08/14/08+ (b)(c) .........................             14
                                                                   ------------
            HEALTH CARE -- 0.0%
   14,424   Del Global Technologies Corp.,
               expire 03/28/09+ ................................         14,424
                                                                   ------------
            TELECOMMUNICATIONS -- 0.0%
       86   Virgin Media Inc., expire 01/10/11+ ................              8
                                                                   ------------
            TOTAL WARRANTS .....................................        284,346
                                                                   ------------

PRINCIPAL
  AMOUNT
---------
            CORPORATE BONDS -- 0.1%
            BUSINESS SERVICES -- 0.1%
$ 861,124   GP Strategies Corp., Sub. Deb.,
               6.000%, 08/14/08 (b)(c) .........................        773,841
                                                                   ------------
            COMPUTER SOFTWARE AND SERVICES -- 0.0%
  300,000   Exodus Communications Inc., Sub. Deb. Cv.,
               5.250%, 02/15/09+ (b) ...........................              0
                                                                   ------------
            TELECOMMUNICATIONS -- 0.0%
  400,000   Williams Communications Group Inc., Escrow,
               10.875%, 10/01/09+ (b) ..........................              0
                                                                   ------------
            TOTAL CORPORATE BONDS ..............................        773,841
                                                                   ------------

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)

  PRINCIPAL                                                          MARKET
    AMOUNT                                                            VALUE
------------                                                     --------------
               U.S. GOVERNMENT OBLIGATIONS -- 13.1%
$135,362,000   U.S. Treasury Bills, 1.200% to 1.961%++,
                  07/03/08 to 10/16/08 .......................   $  134,889,389
                                                                 --------------
               TOTAL INVESTMENTS -- 100.0%
                  (Cost $803,344,531) ........................   $1,026,555,438
                                                                 ==============
                  Aggregate book cost ........................   $  803,344,531
                                                                 ==============
                  Gross unrealized appreciation ..............   $  331,190,305
                  Gross unrealized depreciation ..............     (107,979,398)
                                                                 --------------
                  Net unrealized appreciation/depreciation ...   $  223,210,907
                                                                 ==============

----------
(a) Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2008, the market value of fair valued securities amounted to $2,444,910 or 0.24% of total investments.

(c) At June 30, 2008, the Fund held investments in restricted and illiquid securities amounting to $1,033,010 or 0.10% of total investments, which were valued under methods approved by the Board of Directors as follows:

ACQUISITION
  SHARES/                                                                           06/30/08
 PRINCIPAL                                           ACQUISITION   ACQUISITION   CARRYING VALUE
   AMOUNT                    ISSUER                      DATE          COST         PER UNIT
----------    ------------------------------------   -----------   -----------   --------------
$   861,124   GP Strategies Corp., Sub. Deb.,Cv.,
                 6.000%, 08/14/08 ................     08/08/03     $  586,828      $89.8641
     61,431   GP Strategies Corp.
                 warrants expire 08/14/08 ........     08/08/03        149,127        4.2186
     24,317   Interep National Radio Sales Inc.,
                 4.000% Cv. Pfd., Ser. A .........     05/03/02      2,163,146            --
    379,703   National Patent Development Corp.
                 warrants expire 08/14/08 ........     11/24/04           0.00        0.0000

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the market value of the Rule 144A security amounted to $0 or 0.00% of total investments.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157"), that clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2008, the Fund does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements.

In March 2008, the FASB issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

- INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

- INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                        Gabelli Equity Series Funds, Inc.
                        THE GABELLI SMALL CAP GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.

John D. Gabelli
SENIOR VICE PRESIDENT
GABELLI & COMPANY, INC.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

Anthony R. Pustorino
CERTIFIED PUBLIC ACCOUNTANT,
PROFESSOR EMERITUS
PACE UNIVERSITY

Anthonie C. van Ekris
CHAIRMAN
BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.

                                    OFFICERS

Bruce N. Alpert
PRESIDENT AND SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB443Q208SR

                                   (GRAPHIC)

THE GABELLI SMALL CAP GROWTH FUND

                                                            THIRD QUARTER REPORT
                                                                   JUNE 30, 2008

                         THE GABELLI EQUITY INCOME FUND

                            THIRD QUARTER REPORT (a)
                                 JUNE 30, 2008

TO OUR SHAREHOLDERS,

     During the quarter ended June 30, 2008, The Gabelli Equity Income Fund (the "Fund") declined 1.8%, while the Standard & Poor's ("S&P") 500 Index was down 2.7% and the Lipper Equity Income Fund Average decreased 3.9%.

     Enclosed is the investment portfolio as of June 30, 2008.

COMPARATIVE RESULTS

               AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2008 (a)(b)

                                                                                                               Since
                                                   Six                                                       Inception
                                        Quarter   Months     1 Year     3 Year  5 Year   10 Year   15 Year    (1/2/92)
                                        -------   ------     ------     ------  ------   -------   -------   ---------
GABELLI EQUITY INCOME FUND
   CLASS AAA ........................   (1.79)%    (9.86)%   (9.71)%    6.89%   10.04%   7.42%     10.83%     11.16%
S&P 500 Index .......................   (2.72)    (11.90)    (13.11)    4.40     7.58    2.88       9.21       9.14
Nasdaq Composite Index ..............    0.61     (13.55)    (11.92)    3.69     7.16    1.93       8.19       8.62
Lipper Equity Income Fund Average ...   (3.86)    (11.41)    (14.15)    4.31     8.10    4.32       8.54       9.11
Class A .............................   (1.80)     (9.84)     (9.69)    6.89    10.02    7.41      10.82      11.15
                                        (7.45)(c) (15.03)(c) (14.88)(c) 4.80(c)  8.72(c) 6.77(c)   10.39(c)   10.75(c)
Class B .............................   (2.06)    (10.26)    (10.45)    6.09     9.28    7.05      10.58      10.93
                                        (6.96)(d) (14.75)(d) (14.93)(d) 5.19(d)  9.00(d) 7.05      10.58      10.93
Class C .............................   (2.01)    (10.22)    (10.41)    6.11     9.32    7.07      10.59      10.94
                                        (2.99)(e) (11.12)(e) (11.31)(e) 6.11     9.32    7.07      10.59      10.94
Class I .............................   (1.79)     (9.77)     (9.62)    6.93    10.06    7.43      10.84      11.16

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.43%, 1.43%, 2.18%, 2.18%, AND 1.18%, RESPECTIVELY. CLASS AAA AND I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a)  THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.

(b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL
     COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

     THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003 AND CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER AND CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO THE DIFFERENCES IN EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 INDEX OF THE LARGEST U.S. COMPANIES AND THE NASDAQ COMPOSITE INDEX (MEASURES ALL NASDAQ DOMESTIC AND INTERNATIONAL COMMON TYPE STOCKS UNDER AN UNMANAGED MARKET CAPITALIZATION WEIGHTED METHODOLOGY) ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER EQUITY INCOME FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED (EXCEPT FOR THE NASDAQ COMPOSITE INDEX). YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

                                                                      MARKET
   SHARES                                                              VALUE
------------                                                      --------------
               COMMON STOCKS -- 93.2%
               AEROSPACE -- 2.2%
     115,000   Boeing Co. .....................................   $    7,557,800
       2,000   Lockheed Martin Corp. ..........................          197,320
       3,500   Northrop Grumman Corp. .........................          234,150
      10,000   Raytheon Co. ...................................          562,800
     240,000   Rockwell Automation Inc. .......................       10,495,200
       2,000   Rockwell Collins Inc. ..........................           95,920
   1,260,000   Rolls-Royce Group plc+ .........................        8,570,658
 112,896,000   Rolls-Royce Group plc, Cl. B ...................          224,870
                                                                  --------------
                                                                      27,938,718
                                                                  --------------
               AGRICULTURE -- 1.6%
      36,000   Archer-Daniels-Midland Co. .....................        1,215,000
     130,000   Monsanto Co. ...................................       16,437,200
      14,000   The Mosaic Co.+ ................................        2,025,800
                                                                  --------------
                                                                      19,678,000
                                                                  --------------
               AUTOMOTIVE -- 0.5%
     550,000   General Motors Corp. ...........................        6,325,000
       6,000   Navistar International Corp.+ ..................          394,920
                                                                  --------------
                                                                       6,719,920
                                                                  --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.2%
       1,000   ArvinMeritor Inc. ..............................           12,480
       2,000   BERU AG ........................................          235,539
     250,000   Genuine Parts Co. ..............................        9,920,000
       6,000   Johnson Controls Inc. ..........................          172,080
      50,000   Modine Manufacturing Co. .......................          618,500
     170,000   O'Reilly Automotive Inc.+ ......................        3,799,500
      85,000   The Pep Boys - Manny, Moe & Jack ...............          741,200
                                                                  --------------
                                                                      15,499,299
                                                                  --------------
               AVIATION: PARTS AND SERVICES -- 0.3%
       5,000   Barnes Group Inc. ..............................          115,450
      46,192   Curtiss-Wright Corp. ...........................        2,066,630
      35,000   GenCorp Inc.+ ..................................          250,600
      20,000   United Technologies Corp. ......................        1,234,000
                                                                  --------------
                                                                       3,666,680
                                                                  --------------
               BROADCASTING -- 0.3%
     150,000   CBS Corp., Cl. A ...............................        2,922,000
      25,000   CBS Corp., Cl. B ...............................          487,250
         132   Granite Broadcasting Corp.+ ....................              859
       2,000   Societe Television Francaise 1 .................           33,473
                                                                  --------------
                                                                       3,443,582
                                                                  --------------
               BUILDING AND CONSTRUCTION -- 0.0%
         918   Colas SA .......................................          303,524
                                                                  --------------
               BUSINESS SERVICES -- 1.3%
       4,000   Automatic Data Processing Inc. .................          167,600
     190,000   ChoicePoint Inc.+ ..............................        9,158,000

                                                                      MARKET
   SHARES                                                              VALUE
------------                                                      --------------
     135,000   Diebold Inc. ...................................   $    4,803,300
       4,000   Landauer Inc. ..................................          224,960
       7,500   MasterCard Inc., Cl. A .........................        1,991,400
      20,000   R. H. Donnelley Corp.+ .........................           60,000
                                                                  --------------
                                                                      16,405,260
                                                                  --------------
               CABLE AND SATELLITE -- 0.7%
     190,000   Cablevision Systems Corp., Cl. A+ ..............        4,294,000
      80,000   DISH Network Corp., Cl. A+ .....................        2,342,400
      16,000   EchoStar Corp., Cl. A+ .........................          499,520
      60,000   The DIRECTV Group Inc.+ ........................        1,554,600
                                                                  --------------
                                                                       8,690,520
                                                                  --------------
               COMMUNICATIONS EQUIPMENT -- 0.7%
     175,000   Corning Inc. ...................................        4,033,750
     100,000   Motorola Inc. ..................................          734,000
      80,102   Nortel Networks Corp.+ .........................          658,438
     100,000   Thomas & Betts Corp.+ ..........................        3,785,000
                                                                  --------------
                                                                       9,211,188
                                                                  --------------
               COMPUTER HARDWARE -- 1.9%
     175,000   International Business Machines Corp. ..........       20,742,750
     250,000   Xerox Corp. ....................................        3,390,000
                                                                  --------------
                                                                      24,132,750
                                                                  --------------
               COMPUTER SOFTWARE AND SERVICES -- 2.6%
     850,000   Electronic Data Systems Corp. ..................       20,944,000
       2,000   EMC Corp.+ .....................................           29,380
     115,000   Metavante Technologies Inc.+ ...................        2,601,300
     200,000   Microsoft Corp. ................................        5,502,000
         154   Telecom Italia Media SpA+ ......................               24
     170,000   Yahoo! Inc.+ ...................................        3,512,200
                                                                  --------------
                                                                      32,588,904
                                                                  --------------
               CONSUMER PRODUCTS -- 5.7%
      55,000   Altria Group Inc. ..............................        1,130,800
     200,000   Avon Products Inc. .............................        7,204,000
      15,000   Clorox Co. .....................................          783,000
      20,000   Colgate-Palmolive Co. ..........................        1,382,000
       3,000   Compagnie Financiere Richemont SA, Cl. A .......          167,099
     100,000   Eastman Kodak Co. ..............................        1,443,000
      60,000   Energizer Holdings Inc.+ .......................        4,385,400
      59,000   Fortune Brands Inc. ............................        3,682,190
       5,000   Hanesbrands Inc.+ ..............................          135,700
     125,000   Kimberly-Clark Corp. ...........................        7,472,500
       7,000   National Presto Industries Inc. ................          449,260
      10,000   Pactiv Corp.+ ..................................          212,300
      55,000   Philip Morris International Inc. ...............        2,716,450
     220,000   Procter & Gamble Co. ...........................       13,378,200
     100,000   Reckitt Benckiser Group plc ....................        5,069,215
      26,000   Rothmans Inc. ..................................          690,988
     950,000   Swedish Match AB ...............................       19,481,274

               See accompanying notes to schedule of investments.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)

                                                                      MARKET
   SHARES                                                              VALUE
------------                                                      --------------
               COMMON STOCKS (CONTINUED)
               CONSUMER PRODUCTS (CONTINUED)
      78,000   Unilever NV, ADR ...............................   $    2,215,200
      10,000   UST Inc. .......................................          546,100
                                                                  --------------
                                                                      72,544,676
                                                                  --------------
               CONSUMER SERVICES -- 0.1%
      67,500   Rollins Inc. ...................................        1,000,350
                                                                  --------------
               DIVERSIFIED INDUSTRIAL -- 2.6%
       5,000   3M Co. .........................................          347,950
       7,000   Acuity Brands Inc. .............................          336,560
       1,000   Alstom .........................................          230,925
     110,000   Cooper Industries Ltd., Cl. A ..................        4,345,000
      50,000   Crane Co. ......................................        1,926,500
     390,000   General Electric Co. ...........................       10,409,100
     175,000   Honeywell International Inc. ...................        8,799,000
      25,100   ITT Corp. ......................................        1,589,583
       6,000   Trinity Industries Inc. ........................          208,140
     125,650   Tyco International Ltd. ........................        5,031,026
       1,500   Walter Industries Inc. .........................          163,155
      60,000   WHX Corp.+ .....................................           89,400
                                                                  --------------
                                                                      33,476,339
                                                                  --------------
               ELECTRONICS -- 1.9%
     600,000   Intel Corp. ....................................       12,888,000
     340,000   LSI Corp.+ .....................................        2,087,600
     180,000   Texas Instruments Inc. .........................        5,068,800
       5,000   Thermo Fisher Scientific Inc.+ .................          278,650
     118,750   Tyco Electronics Ltd. ..........................        4,253,625
                                                                  --------------
                                                                      24,576,675
                                                                  --------------
               ENERGY AND UTILITIES: ELECTRIC -- 1.5%
      30,000   American Electric Power Co. Inc. ...............        1,206,900
      14,000   DTE Energy Co. .................................          594,160
      85,000   El Paso Electric Co.+ ..........................        1,683,000
      90,000   FPL Group Inc. .................................        5,902,200
      45,000   Great Plains Energy Inc. .......................        1,137,600
      60,000   Korea Electric Power Corp., ADR ................          871,800
      56,087   Mirant Corp.+ ..................................        2,195,806
   1,200,000   Mirant Corp., Escrow+ (a) ......................                0
     150,000   Northeast Utilities ............................        3,829,500
      80,000   The AES Corp.+ .................................        1,536,800
      13,333   UIL Holdings Corp. .............................          392,124
                                                                  --------------
                                                                      19,349,890
                                                                  --------------
               ENERGY AND UTILITIES: INTEGRATED -- 4.0%
      42,000   Allegheny Energy Inc. ..........................        2,104,620
     640,000   Aquila Inc.+ ...................................        2,412,800
      44,000   BP plc, ADR ....................................        3,061,080
      46,000   CH Energy Group Inc. ...........................        1,636,220
      53,000   Constellation Energy Group Inc. ................        4,351,300

                                                                      MARKET
   SHARES                                                              VALUE
------------                                                      --------------
      40,000   Dominion Resources Inc. ........................   $    1,899,600
     120,000   DPL Inc. .......................................        3,165,600
     200,000   Duke Energy Corp. ..............................        3,476,000
     250,000   El Paso Corp. ..................................        5,435,000
     150,000   Energy East Corp. ..............................        3,708,000
      29,000   ENI SpA ........................................        1,082,124
       6,269   Iberdrola SA, ADR ..............................          336,216
      25,000   Integrys Energy Group Inc. .....................        1,270,750
      80,000   NSTAR ..........................................        2,705,600
      75,000   OGE Energy Corp. ...............................        2,378,250
      80,000   Progress Energy Inc. ...........................        3,346,400
      15,000   Progress Energy Inc., CVO+ (a) .................            4,950
       7,200   Public Service Enterprise Group Inc. ...........          330,696
      38,000   Suncor Energy Inc., New York ...................        2,208,560
      20,000   Suncor Energy Inc., Toronto ....................        1,161,126
      55,000   TECO Energy Inc. ...............................        1,181,950
     140,000   Westar Energy Inc. .............................        3,011,400
                                                                  --------------
                                                                      50,268,242
                                                                  --------------
               ENERGY AND UTILITIES: NATURAL GAS -- 1.5%
      18,000   AGL Resources Inc. .............................          622,440
      40,000   Atmos Energy Corp. .............................        1,102,800
      50,000   National Fuel Gas Co. ..........................        2,974,000
      70,000   ONEOK Inc. .....................................        3,418,100
      24,000   Piedmont Natural Gas Co. Inc. ..................          627,840
     110,000   Southern Union Co. .............................        2,972,200
      65,000   Southwest Gas Corp. ............................        1,932,450
     200,000   Spectra Energy Corp. ...........................        5,748,000
                                                                  --------------
                                                                      19,397,830
                                                                  --------------
               ENERGY AND UTILITIES: OIL -- 8.7%
      52,000   Anadarko Petroleum Corp. .......................        3,891,680
      52,000   Cameron International Corp.+ ...................        2,878,200
      35,000   Canadian Oil Sands Trust .......................        1,887,810
     192,000   Chevron Corp. ..................................       19,032,960
     187,000   ConocoPhillips .................................       17,650,930
      20,000   Denbury Resources Inc.+ ........................          730,000
      49,000   Devon Energy Corp. .............................        5,887,840
     149,000   Exxon Mobil Corp. ..............................       13,131,370
      30,000   Nexen Inc. .....................................        1,196,234
       2,000   Niko Resources Ltd. ............................          191,703
      94,000   Occidental Petroleum Corp. .....................        8,446,840
      40,000   Oceaneering International Inc.+ ................        3,082,000
      45,000   OPTI Canada Inc.+ ..............................        1,019,418
       9,700   PetroChina Co. Ltd., ADR .......................        1,249,942
      36,000   Petroleo Brasileiro SA, ADR ....................        2,549,880
      30,000   Repsol YPF SA, ADR .............................        1,178,100
     120,000   Royal Dutch Shell plc, Cl. A, ADR ..............        9,805,200
      25,000   StatoilHydro ASA, ADR ..........................          934,500
      17,518   Total SA, ADR ..................................        1,493,760
      25,000   Transocean Inc.+ ...............................        3,809,750

               See accompanying notes to schedule of investments.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)

                                                                      MARKET
   SHARES                                                              VALUE
------------                                                      --------------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: OIL (CONTINUED)
     170,000   UTS Energy Corp.+ ..............................   $      993,626
     175,000   Weatherford International Ltd.+ ................        8,678,250
      40,000   WesternZagros Resources Ltd.+ ..................          116,897
                                                                  --------------
                                                                     109,836,890
                                                                  --------------
               ENERGY AND UTILITIES: SERVICES -- 1.9%
      30,000   ABB Ltd., ADR+ .................................          849,600
     350,000   Halliburton Co. ................................       18,574,500
      40,000   Schlumberger Ltd. ..............................        4,297,200
                                                                  --------------
                                                                      23,721,300
                                                                  --------------
               ENERGY AND UTILITIES: WATER -- 0.0%
      25,000   Aqua America Inc. ..............................          399,250
      40,000   Suez SA, Strips+ ...............................              630
                                                                  --------------
                                                                         399,880
                                                                  --------------
               ENTERTAINMENT -- 1.7%
      60,000   Grupo Televisa SA, ADR .........................        1,417,200
     140,000   Rank Group plc .................................          223,783
      10,000   The Walt Disney Co. ............................          312,000
     280,000   Time Warner Inc. ...............................        4,144,000
     260,000   Viacom Inc., Cl. A+ ............................        7,958,600
     185,000   Vivendi ........................................        7,019,712
                                                                  --------------
                                                                      21,075,295
                                                                  --------------
               ENVIRONMENTAL SERVICES -- 0.6%
     200,000   Waste Management Inc. ..........................        7,542,000
                                                                  --------------
               EQUIPMENT AND SUPPLIES -- 2.4%
      12,000   A.O. Smith Corp. ...............................          393,960
      10,000   Danaher Corp. ..................................          773,000
     115,000   Flowserve Corp. ................................       15,720,500
       6,000   Ingersoll-Rand Co. Ltd., Cl. A .................          224,580
       1,500   Minerals Technologies Inc. .....................           95,385
      40,000   Mueller Industries Inc. ........................        1,288,000
       7,609   Mueller Water Products Inc., Cl. B .............           64,981
      12,000   Parker Hannifin Corp. ..........................          855,840
     100,000   Tenaris SA, ADR ................................        7,450,000
   1,000,000   Tomkins plc ....................................        3,007,668
                                                                  --------------
                                                                      29,873,914
                                                                  --------------
               FINANCIAL SERVICES -- 10.1%
       6,324   Alleghany Corp.+ ...............................        2,099,884
     220,000   American Express Co. ...........................        8,287,400
     175,000   American International Group Inc. ..............        4,630,500
      18,000   Ameriprise Financial Inc. ......................          732,060
      23,990   Argo Group International Holdings Ltd.+ ........          805,104
      25,000   Banco Popular Espanol SA .......................          345,987
       2,000   Banco Santander Chile SA, ADR ..................           86,020
      18,000   Banco Santander SA, ADR ........................          327,420

                                                                      MARKET
   SHARES                                                              VALUE
------------                                                      --------------
     138,000   Bank of America Corp. ..........................   $    3,294,060
       8,825   BNP Paribas ....................................          799,494
     575,000   Citigroup Inc. .................................        9,637,000
      40,000   Commerzbank AG, ADR ............................        1,189,224
      34,000   Deutsche Bank AG ...............................        2,901,900
     100,000   Discover Financial Services ....................        1,317,000
     160,000   Federal National Mortgage Association ..........        3,121,600
      26,000   Fidelity Southern Corp. ........................          121,420
      75,000   Freddie Mac ....................................        1,230,000
     190,000   H&R Block Inc. .................................        4,066,000
      25,000   Huntington Bancshares Inc. .....................          144,250
      50,000   Janus Capital Group Inc. .......................        1,323,500
     161,199   JPMorgan Chase & Co. ...........................        5,530,738
      12,000   KeyCorp ........................................          131,760
      40,000   Legg Mason Inc. ................................        1,742,800
      31,000   Leucadia National Corp. ........................        1,455,140
      98,000   Loews Corp. ....................................        4,596,200
      68,000   M&T Bank Corp. .................................        4,796,720
       2,000   Manulife Financial Corp. .......................           69,420
     424,000   Marsh & McLennan Companies Inc. ................       11,257,200
      76,000   Merrill Lynch & Co. Inc. .......................        2,409,960
      10,000   Moody's Corp. ..................................          344,400
      48,000   Morgan Stanley .................................        1,731,360
       3,000   Municipal Mortgage & Equity, LLC ...............            9,000
       6,000   Northern Trust Corp. ...........................          411,420
      45,000   PNC Financial Services Group Inc. ..............        2,569,500
      55,000   Popular Inc. ...................................          362,450
         500   Raiffeisen International Bank Holding AG .......           63,899
      57,000   SAFECO Corp. ...................................        3,828,120
     130,000   SLM Corp.+ .....................................        2,515,500
     285,000   Sovereign Bancorp Inc. .........................        2,097,600
     200,000   Sterling Bancorp ...............................        2,390,000
      12,000   SunTrust Banks Inc. ............................          434,640
      50,000   T. Rowe Price Group Inc. .......................        2,823,500
      80,000   TD Ameritrade Holding Corp.+ ...................        1,447,200
       1,000   The Allstate Corp. .............................           45,590
      96,509   The Bank of New York Mellon Corp. ..............        3,650,935
       5,000   The Charles Schwab Corp. .......................          102,700
       2,000   The Dun & Bradstreet Corp. .....................          175,280
       9,000   The Goldman Sachs Group Inc. ...................        1,574,100
      50,000   The Phoenix Companies Inc. .....................          380,500
       2,000   The Student Loan Corp. .........................          196,160
      36,000   The Travelers Companies Inc. ...................        1,562,400
      40,000   Unitrin Inc. ...................................        1,102,800
      35,000   Wachovia Corp. .................................          543,550
     150,000   Waddell & Reed Financial Inc., Cl. A ...........        5,251,500
     480,000   Wells Fargo & Co. ..............................       11,400,000
      90,000   Wilmington Trust Corp. .........................        2,379,600
                                                                  --------------
                                                                     127,843,465
                                                                  --------------

               See accompanying notes to schedule of investments.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)

                                                                      MARKET
   SHARES                                                              VALUE
------------                                                      --------------
               COMMON STOCKS (CONTINUED)
               FOOD AND BEVERAGE -- 12.5%
     180,000   Anheuser-Busch Companies Inc. ..................   $   11,181,600
      50,000   Brown-Forman Corp., Cl. A ......................        3,801,000
      99,200   Cadbury plc, ADR ...............................        4,991,744
      90,000   Campbell Soup Co. ..............................        3,011,400
      40,000   Coca-Cola Amatil Ltd., ADR .....................          538,168
      10,000   Coca-Cola Femsa SAB de CV, ADR .................          563,900
     100,000   Constellation Brands Inc., Cl. A+ ..............        1,986,000
      16,000   Corn Products International Inc. ...............          785,760
     130,000   Dean Foods Co.+ ................................        2,550,600
      75,000   Del Monte Foods Co. ............................          532,500
      60,000   Diageo plc, ADR ................................        4,432,200
      74,400   Dr. Pepper Snapple Group Inc.+ .................        1,560,912
     132,000   Fomento Economico Mexicano SAB de CV, ADR ......        6,007,320
     210,000   General Mills Inc. .............................       12,761,700
     125,000   Groupe Danone ..................................        8,777,592
     900,000   Grupo Bimbo SAB de CV, Cl. A ...................        5,925,473
     100,000   H.J. Heinz Co. .................................        4,785,000
     100,000   Heineken NV ....................................        5,104,387
     170,000   ITO EN Ltd. ....................................        2,676,838
      30,000   ITO EN Ltd., Preference ........................          319,254
       5,000   Kellogg Co. ....................................          240,100
     480,000   Kraft Foods Inc., Cl. A ........................       13,656,000
      15,000   Metro Inc., Cl. A ..............................          356,576
     100,000   Nestle SA ......................................        4,518,624
     145,000   Nissin Food Products Co. Ltd. ..................        4,861,327
     100,000   PepsiAmericas Inc. .............................        1,978,000
      15,000   PepsiCo Inc. ...................................          953,850
      24,008   Pernod-Ricard SA ...............................        2,466,420
      18,000   Remy Cointreau SA ..............................          984,255
      50,000   Sapporo Holdings Ltd. ..........................          349,861
     365,000   The Coca-Cola Co. ..............................       18,972,700
      75,000   The Hershey Co. ................................        2,458,500
      55,600   Tootsie Roll Industries Inc. ...................        1,397,228
     135,000   Tyson Foods Inc., Cl. A ........................        2,016,900
         100   Wimm-Bill-Dann Foods OJSC, ADR+ ................           10,522
     220,000   Wm. Wrigley Jr. Co. ............................       17,111,600
         750   Wm. Wrigley Jr. Co., Cl. B .....................           58,350
     135,000   YAKULT HONSHA Co. Ltd. .........................        3,801,384
                                                                  --------------
                                                                     158,485,545
                                                                  --------------
               HEALTH CARE -- 8.7%
      15,000   Abbott Laboratories ............................          794,550
     140,000   Advanced Medical Optics Inc.+ ..................        2,623,600
      25,000   Aetna Inc. .....................................        1,013,250
     114,000   Baxter International Inc. ......................        7,289,160
     100,000   Becton Dickinson & Co. .........................        8,130,000
     260,000   Boston Scientific Corp.+ .......................        3,195,400
      72,000   Bristol-Myers Squibb Co. .......................        1,478,160

                                                                      MARKET
   SHARES                                                              VALUE
------------                                                      --------------
      57,000   Covidien Ltd. ..................................   $    2,729,730
     140,000   Eli Lilly & Co. ................................        6,462,400
      11,276   GlaxoSmithKline plc, ADR .......................          498,625
      22,000   Henry Schein Inc.+ .............................        1,134,540
     105,000   Hospira Inc.+ ..................................        4,211,550
     300,000   Johnson & Johnson ..............................       19,302,000
       5,000   Laboratory Corp. of America Holdings+ ..........          348,150
      45,000   Medco Health Solutions Inc.+ ...................        2,124,000
     110,000   Merck & Co. Inc. ...............................        4,145,900
       5,000   Nobel Biocare Holding AG .......................          163,281
     140,000   Novartis AG, ADR ...............................        7,705,600
      30,000   Patterson Companies Inc.+ ......................          881,700
     840,000   Pfizer Inc. ....................................       14,674,800
     150,000   Schering-Plough Corp. ..........................        2,953,500
      85,000   St. Jude Medical Inc.+ .........................        3,474,800
     775,000   Tenet Healthcare Corp.+ ........................        4,309,000
     250,000   UnitedHealth Group Inc. ........................        6,562,500
      18,000   William Demant Holding A/S+ ....................        1,185,661
      40,000   Zimmer Holdings Inc.+ ..........................        2,722,000
                                                                  --------------
                                                                     110,113,857
                                                                  --------------
               HOTELS AND GAMING -- 1.1%
      35,000   International Game Technology ..................          874,300
     529,411   Ladbrokes plc ..................................        2,707,424
      55,000   Las Vegas Sands Corp.+ .........................        2,609,200
     190,000   MGM Mirage+ ....................................        6,439,100
      40,000   Starwood Hotels & Resorts Worldwide Inc. .......        1,602,800
                                                                  --------------
                                                                      14,232,824
                                                                  --------------
               MACHINERY -- 0.5%
      55,000   Baldor Electric Co. ............................        1,923,900
       6,000   Caterpillar Inc. ...............................          442,920
      62,000   Deere & Co. ....................................        4,472,060
                                                                  --------------
                                                                       6,838,880
                                                                  --------------
               MANUFACTURED HOUSING -- 0.1%
     140,000   Champion Enterprises Inc.+ .....................          819,000
                                                                  --------------
               METALS AND MINING -- 2.2%
     170,000   Alcoa Inc. .....................................        6,055,400
       5,000   Carpenter Technology Corp. .....................          218,250
      27,000   Fording Canadian Coal Trust ....................        2,581,642
      50,000   Freeport-McMoRan Copper & Gold Inc. ............        5,859,500
     195,000   Newmont Mining Corp. ...........................       10,171,200
      30,000   Peabody Energy Corp. ...........................        2,641,500
                                                                  --------------
                                                                      27,527,492
                                                                  --------------
               PUBLISHING -- 0.5%
       5,000   Idearc Inc. ....................................           11,750
      45,000   Lee Enterprises Inc. ...........................          179,550
       6,016   News Corp., Cl. B ..............................           92,346
      60,000   PagesJaunes Groupe SA ..........................          883,270

               See accompanying notes to schedule of investments.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)

                                                                      MARKET
   SHARES                                                              VALUE
------------                                                      --------------
               COMMON STOCKS (CONTINUED)
               PUBLISHING (CONTINUED)
         406   Seat Pagine Gialle SpA+ ........................   $           42
      52,000   The E.W. Scripps Co., Cl. A ....................        2,160,080
      35,000   The McGraw-Hill Companies Inc. .................        1,404,200
      22,000   The New York Times Co., Cl. A ..................          338,580
       1,200   The Washington Post Co., Cl. B .................          704,280
       2,000   Value Line Inc. ................................           66,500
                                                                  --------------
                                                                       5,840,598
                                                                  --------------
               REAL ESTATE -- 0.0%
       7,000   Griffin Land & Nurseries Inc. ..................          214,900
                                                                  --------------
               RETAIL -- 5.2%
      30,000   Copart Inc.+ ...................................        1,284,600
     200,000   Costco Wholesale Corp. .........................       14,028,000
     330,000   CVS Caremark Corp. .............................       13,058,100
      30,000   Ingles Markets Inc., Cl. A .....................          699,900
     184,000   Macy's Inc. ....................................        3,573,280
     150,000   Safeway Inc. ...................................        4,282,500
         500   Sears Holdings Corp.+ ..........................           36,830
     100,000   SUPERVALU Inc. .................................        3,089,000
     130,000   The Great Atlantic & Pacific Tea Co. Inc.+ .....        2,966,600
      55,000   The Home Depot Inc. ............................        1,288,100
      90,000   Tractor Supply Co.+ ............................        2,613,600
     230,000   Wal-Mart Stores Inc. ...........................       12,926,000
     115,000   Walgreen Co. ...................................        3,738,650
      10,000   Weis Markets Inc. ..............................          324,700
     110,000   Whole Foods Market Inc. ........................        2,605,900
                                                                  --------------
                                                                      66,515,760
                                                                  --------------
               SPECIALTY CHEMICALS -- 2.3%
      44,000   Albemarle Corp. ................................        1,756,040
         437   Arkema, ADR ....................................           24,717
      34,000   Ashland Inc. ...................................        1,638,800
     210,000   Chemtura Corp. .................................        1,226,400
      75,000   E.I. du Pont de Nemours & Co. ..................        3,216,750
     120,000   Ferro Corp. ....................................        2,251,200
       2,000   FMC Corp. ......................................          154,880
      20,000   H.B. Fuller Co. ................................          448,800
     100,000   Hercules Inc. ..................................        1,693,000
      70,000   International Flavors & Fragrances Inc. ........        2,734,200
       3,500   NewMarket Corp. ................................          231,805
     100,000   Omnova Solutions Inc.+ .........................          278,000
       4,000   Quaker Chemical Corp. ..........................          106,640
     180,000   Rohm & Haas Co. ................................        8,359,200
      50,000   Sensient Technologies Corp. ....................        1,408,000
      90,000   The Dow Chemical Co. ...........................        3,141,900
       2,542   Tronox Inc., Cl. B .............................            7,677
       4,000   Zep Inc. .......................................           59,520
                                                                  --------------
                                                                      28,737,529
                                                                  --------------

   SHARES/                                                            MARKET
    UNITS                                                              VALUE
------------                                                      --------------
               TELECOMMUNICATIONS -- 3.4%
     365,000   AT&T Inc. ......................................   $   12,296,850
     190,000   BCE Inc. .......................................        6,613,900
       4,495   Bell Aliant Regional Communications
                  Income Fund+ (a)(b) .........................          130,714
     200,000   BT Group plc ...................................          796,335
      30,000   BT Group plc, ADR ..............................        1,191,900
     140,000   Cable & Wireless plc ...........................          420,516
      45,000   CenturyTel Inc. ................................        1,601,550
     350,000   Cincinnati Bell Inc.+ ..........................        1,393,000
     271,100   Deutsche Telekom AG, ADR .......................        4,437,907
      10,000   Embarq Corp. ...................................          472,700
       5,360   FairPoint Communications Inc. ..................           38,646
      15,000   France Telecom SA, ADR .........................          444,450
     140,000   Qwest Communications International Inc. ........          550,200
     330,000   Sprint Nextel Corp. ............................        3,135,000
       3,300   Telecom Italia SpA, ADR ........................           65,868
       8,195   Telefonica SA, ADR .............................          652,158
      12,000   TELUS Corp. ....................................          504,501
      17,000   TELUS Corp., Non-Voting, ADR ...................          685,610
     225,000   Verizon Communications Inc. ....................        7,965,000
       5,000   Windstream Corp. ...............................           61,700
                                                                  --------------
                                                                      43,458,505
                                                                  --------------
               TRANSPORTATION -- 0.4%
       5,000   Burlington Northern Santa Fe Corp. .............          499,450
     115,000   GATX Corp. .....................................        5,097,950
                                                                  --------------
                                                                       5,597,400
                                                                  --------------
               WIRELESS COMMUNICATIONS -- 0.3%
       2,600   NTT DoCoMo Inc. ................................        3,819,748
                                                                  --------------
               TOTAL COMMON STOCKS ............................    1,181,387,129
                                                                  --------------
               CONVERTIBLE PREFERRED STOCKS -- 0.2%
               COMMUNICATIONS EQUIPMENT -- 0.1%
       1,100   Lucent Technologies Capital Trust I,
                  7.750% Cv. Pfd. .............................          836,000
                                                                  --------------
               ENERGY AND UTILITIES: INTEGRATED -- 0.0%
         300   El Paso Corp., 4.990% Cv. Pfd. (b) .............          517,975
                                                                  --------------
               ENTERTAINMENT -- 0.0%
       3,000   Metromedia International Group Inc.,
                  7.250% Cv. Pfd.+ ............................           90,000
                                                                  --------------
               TELECOMMUNICATIONS -- 0.1%
      33,000   Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B ..        1,326,600
                                                                  --------------
               TOTAL CONVERTIBLE PREFERRED STOCKS .............        2,770,575
                                                                  --------------
               WARRANTS -- 0.0%
               BROADCASTING -- 0.0%
         330   Granite Broadcasting Corp., Ser. A,
                  expire 06/04/12+ ............................               17

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)

   SHARES                                                          MARKET VALUE
------------                                                      --------------
               WARRANTS (CONTINUED)
               BROADCASTING (CONTINUED)
         330   Granite Broadcasting Corp., Ser. B,
                  expire 06/04/12+ ............................   $           82
                                                                  --------------
                                                                              99
                                                                  --------------
               DIVERSIFIED INDUSTRIAL -- 0.0%
     379,703   National Patent Development Corp.,
                  expire 08/14/08+ (a)(c) .....................               14
                                                                  --------------
               TOTAL WARRANTS .................................              113
                                                                  --------------

  PRINCIPAL
   AMOUNT
------------
               CORPORATE BONDS -- 0.9%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
$    800,000   Standard Motor Products Inc., Sub. Deb. Cv.,
                  6.750%, 07/15/09 ............................          766,000
                                                                  --------------
               BROADCASTING -- 0.2%
     350,000   Sinclair Broadcast Group Inc., Cv. (STEP),
                  4.875%, 07/15/18 ............................          316,312
   2,200,000   Sinclair Broadcast Group Inc., Sub. Deb. Cv.,
                  6.000%, 09/15/12 ............................        1,982,750
     200,000   Young Broadcasting Inc., Sub. Deb.,
                  10.000%, 03/01/11 ...........................          113,000
                                                                  --------------
                                                                       2,412,062
                                                                  --------------
               BUSINESS SERVICES -- 0.0%
     100,000   BBN Corp., Sub. Deb. Cv.,
                  6.000%, 04/01/12+ (a) .......................                0
     470,162   GP Strategies Corp., Sub. Deb.,
                  6.000%, 08/14/08 (a)(c) .....................          424,886
                                                                  --------------
                                                                         424,886
                                                                  --------------
               COMMUNICATIONS EQUIPMENT -- 0.3%
   4,000,000   Agere Systems Inc., Sub. Deb. Cv.,
                  6.500%, 12/15/09 ............................        4,080,000
                                                                  --------------
               RETAIL -- 0.3%
   4,000,000   The Great Atlantic & Pacific Tea Co. Inc., Cv.,
                  5.125%, 06/15/11 ............................        3,755,000
                                                                  --------------
               TELECOMMUNICATIONS -- 0.0%
     200,000   Williams Communications Group Inc., Escrow,
                  10.875%, 10/01/09+ (a) ......................                0
                                                                  --------------
               TOTAL CORPORATE BONDS ..........................       11,437,948
                                                                  --------------

  PRINCIPAL
   AMOUNT                                                          MARKET VALUE
------------                                                      --------------
               U.S. GOVERNMENT OBLIGATIONS -- 5.7%
$ 72,074,000   U.S. Treasury Bills, 1.180% to 1.919%++,
                  07/10/08 to 10/09/08 ........................   $   71,817,746
                                                                  --------------
               TOTAL INVESTMENTS -- 100.0%
                  (Cost $1,145,530,966) .......................   $1,267,413,511
                                                                  ==============
                  Aggregate book cost .........................   $1,145,530,966
                                                                  ==============
                  Gross unrealized appreciation ...............   $  257,583,981
                  Gross unrealized depreciation ...............     (135,701,436)
                                                                  --------------
                  Net unrealized appreciation/depreciation ....   $  121,882,545
                                                                  ==============

----------
(a) Securities fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2008, the market value of fair valued securities amounted to $560,564 or 0.04% of total investments.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the market value of Rule 144A securities amounted to $648,689 or 0.05% of total investments.

(c) At June 30, 2008, the Fund held investments in restricted and illiquid securities amounting to $424,900 or 0.03% of total investments, which were valued under methods approved by the Board of Directors as follows:

ACQUISITION                                                                                   06/30/08
  SHARES/                                                                                     CARRYING
  PRINCIPAL                                                       ACQUISITION   ACQUISITION    VALUE
   AMOUNT                           ISSUER                            DATE          COST      PER UNIT
------------   ------------------------------------------------   -----------   -----------   --------
$    470,162   GP Strategies Corp., Sub. Deb.,
                  6.00%, 08/14/08 .............................     08/08/03      $320,860    $90.3701
     379,703   National Patent Development Corp.
                  Warrants expire 08/14/08 ....................     11/24/04            --      0.0000

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

CVO  Contingent Value Obligation

STEP Step coupon bond. The rate disclosed is that in effect at June 30, 2008.

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 157, "Fair Value
Measurements" ("SFAS 157"), that clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2008, the Fund does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements.

In March 2008, the FASB issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

THE GABELLI EQUITY INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

2. SWAP AGREEMENTS. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation.

The Fund has entered into contract for difference swaps with Bear, Stearns International Limited. Details of the contract for difference swaps at June 30, 2008 are as follows:

                                                                                                    NET UNREALIZED
                              EQUITY SECURITY               INTEREST RATE/            TERMINATION    APPRECIATION/
NOTIONAL AMOUNT                   RECEIVED               EQUITY SECURITY PAID             DATE      (DEPRECIATION)
---------------            ---------------------   --------------------------------   -----------   --------------
                                Market Value       Overnight LIBOR plus 40 bps plus
                              Appreciation on:       Market Value Depreciation on:
$147,123 (20,000 Shares)   Rolls-Royce Group plc         Rolls-Royce Group plc          02/17/09       $(11,247)
211,606 (140,000 Shares)       Rank Group plc               Rank Group plc              05/15/09         11,938
                                                                                                       --------
                                                                                                       $    691
                                                                                                       ========

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

- INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

- INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                             GABELLI FAMILY OF FUNDS

VALUE
GABELLI ASSET FUND

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND

Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                               PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE
GABELLI VALUE FUND

Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE
GABELLI SMALL CAP FUND

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALL CAP EQUITY FUND

Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: NICHOLAS F. GALLUCCIO

GABELLI WOODLAND SMALL CAP VALUE FUND

Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                      PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH
GAMCO GROWTH FUND

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                          PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH
GAMCO GLOBAL GROWTH FUND

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

MICRO-CAP
GAMCO WESTWOOD MIGHTY MITES(SM) FUND

Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

EQUITY INCOME
GABELLI EQUITY INCOME FUND

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income. (MULTICLASS)

                                           CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GABELLI SRI FUND

Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                     PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR
GAMCO GLOBAL TELECOMMUNICATIONS FUND

Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GOLD FUND

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (MULTICLASS)

                                                                    TEAM MANAGED

MERGER AND ARBITRAGE
GABELLI ABC FUND

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                       PORTFOLIO MANAGER:  MARIO J. GABELLI, CFA

CONTRARIAN
GAMCO MATHERS FUND

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND

The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME
GAMCO WESTWOOD INTERMEDIATE BOND FUND

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return. (MULTICLASS)

                                            PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET
GABELLI U.S. TREASURY MONEY MARKET FUND

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)

                                          CO-PORTFOLIO MANAGER: JUDITH A. RANERI
                                           CO-PORTFOLIO MANAGER: RONALD S. EAKER

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER
             MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                        Gabelli Equity Series Funds, Inc.
                         THE GABELLI EQUITY INCOME FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.

John D. Gabelli
SENIOR VICE PRESIDENT
GABELLI & COMPANY, INC.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

Anthony R. Pustorino
CERTIFIED PUBLIC ACCOUNTANT,
PROFESSOR EMERITUS
PACE UNIVERSITY

Anthonie C. van Ekris
CHAIRMAN
BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.

                                    OFFICERS

Bruce N. Alpert
PRESIDENT AND SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                 CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q208SR

                                    (GRAPHIC)

THE GABELLI EQUITY INCOME FUND

                                                            THIRD QUARTER REPORT
                                                                   JUNE 30, 2008

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

                             THIRD QUARTER REPORT (a)
                                  JUNE 30,2008

TO OUR SHAREHOLDERS,

     The Gabelli Woodland Small Cap Value Fund (the "Fund") increased 1.3% for the quarter ended June 30, 2008 versus the Russell 2000 Index, which increased 0.6%. Small cap stocks outperformed large cap stocks for the quarter, with the Standard & Poor's ("S&P") 500 Index down 2.7%.

COMPARATIVE RESULTS

               AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2008 (a)(b)

                                                                                                Since
                                                     Six                                      Inception
                                        Quarter    Months     1 Year     3 Year    5 Year    (12/31/02)
                                        -------    ------     ------     ------    ------    ----------
GABELLI WOODLAND SMALL CAP VALUE FUND
   CLASS AAA ........................     1.30%     (8.13)%   (11.96)%    3.12%     10.24%       9.29%
Russell 2000 Index ..................     0.58      (9.37)    (16.19)     3.79      10.29       12.63
S&P 500 Index .......................    (2.72)    (11.90)    (13.11)     4.40       7.58        9.05
Value Line Composite Index ..........    (2.74)    (11.17)    (17.97)     3.64      10.29       12.69
Class A .............................     1.29      (8.16)    (11.96)     3.18      10.30        9.35
                                         (4.54)(c) (13.44)(c) (17.02)(c)  1.17(c)    9.00(c)     8.17(c)
Class B .............................     1.09      (8.55)    (12.66)     1.77       9.95        9.00
                                         (3.91)(d) (13.12)(d) (17.03)(d)  0.80(d)    9.68(d)     8.87(d)
Class C .............................     1.13      (8.50)    (12.52)     2.39       9.49        8.57
                                          0.13(e)   (9.41)(e) (13.40)(e)  2.39       9.49        8.57
Class I .............................     1.40      (8.03)    (11.87)     3.16      10.26        9.31

IN THE CURRENT PROSPECTUS, THE GROSS EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 2.33%, 2.33%, 3.08%, 3.08%, AND 2.08%, RESPECTIVELY. THE NET EXPENSE RATIOS AFTER CONTRACTUAL REIMBURSEMENTS BY THE ADVISER IN PLACE THROUGH SEPTEMBER 30, 2008 ARE 2.00%, 2.00%, 2.75%, 2.75%, AND 1.75% RESPECTIVELY. CLASS
AAA AND I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a)  THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.

(b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

     THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE OF CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES ASSOCIATED WITH THIS CLASS OF SHARES. INVESTING IN SMALL CAPITALIZATION SECURITIES INVOLVES SPECIAL CHALLENGES BECAUSE THESE SECURITIES MAY TRADE LESS FREQUENTLY AND EXPERIENCE MORE ABRUPT PRICE MOVEMENTS THAN LARGE CAPITALIZATION SECURITIES. THE RUSSELL 2000 INDEX OF SMALL U.S. COMPANIES, THE S&P 500 INDEX OF THE LARGEST U.S. COMPANIES, AND THE VALUE LINE COMPOSITE INDEX (COMPRISED OF EQUALLY WEIGHTED POSITIONS IN EVERY STOCK COVERED IN THE VALUE LINE INVESTMENT SURVEY) ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, ONE YEAR, THREE YEAR, FIVE YEAR AND SINCE INCEPTION PERIODS OF 5%, 5%, 5%, 3%, 2%, AND 1%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI WOODLAND SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                          ------------
            COMMON STOCKS -- 92.7%
            AEROSPACE -- 3.2%
    5,500   Herley Industries Inc.+ ............................   $     73,040
    7,520   Kaman Corp. ........................................        171,155
                                                                   ------------
                                                                        244,195
                                                                   ------------
            AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.1%
    6,490   Midas Inc.+ ........................................         87,615
                                                                   ------------
            BUSINESS SERVICES -- 12.0%
    8,090   Deluxe Corp. .......................................        144,164
   12,150   Edgewater Technology Inc.+ .........................         58,442
   12,610   Federal Signal Corp. ...............................        151,320
    8,470   Imation Corp. ......................................        194,132
    7,350   Intermec Inc.+ .....................................        154,938
    3,320   The Brink's Co......................................        217,194
                                                                   ------------
                                                                        920,190
                                                                   ------------
            COMMUNICATIONS EQUIPMENT -- 1.9%
   12,540   Radyne Corp.+ ......................................        143,332
                                                                   ------------
            COMPUTER SOFTWARE AND SERVICES -- 9.6%
    7,300   eResearch Technology Inc.+ .........................        127,312
   15,500   Furmanite Corp.+ ...................................        123,690
   18,410   Lawson Software Inc.+ ..............................        133,841
    4,340   MTS Systems Corp. ..................................        155,719
   24,500   Tier Technologies Inc., Cl. B+ .....................        196,245
                                                                   ------------
                                                                        736,807
                                                                   ------------
            CONSUMER PRODUCTS -- 8.0%
    7,770   Alberto-Culver Co. .................................        204,118
    2,085   Church & Dwight Co. Inc. ...........................        117,490
   11,180   Kimball International Inc., Cl. B ..................         92,570
   11,600   Sally Beauty Holdings Inc.+ ........................         74,936
    4,680   Steinway Musical Instruments Inc.+ .................        123,552
                                                                   ------------
                                                                        612,666
                                                                   ------------
            DIVERSIFIED INDUSTRIAL -- 13.1%
    2,880   Barnes Group Inc. ..................................         66,499
    6,150   Columbus McKinnon Corp.+ ...........................        148,092
   18,700   Griffon Corp.+ .....................................        163,812
    9,100   Hawk Corp., Cl. A+ .................................        169,260
    9,920   LeCroy Corp.+ ......................................         88,486
   29,440   Magnetek Inc.+ .....................................        124,531
    5,600   OSI Systems Inc.+ ..................................        119,952
    2,190   Texas Industries Inc. ..............................        122,925
                                                                   ------------
                                                                      1,003,557
                                                                   ------------
            ENERGY AND UTILITIES -- 7.8%
    2,879   ALLETE Inc. ........................................        120,918
    1,910   Comstock Resources Inc.+ ...........................        161,261
    4,740   Mariner Energy Inc.+ ...............................        175,238
    3,170   PICO Holdings Inc.+ ................................        137,737
                                                                   ------------
                                                                        595,154
                                                                   ------------
            ENTERTAINMENT -- 2.1%
    7,170   Discovery Holding Co., Cl. A+ ......................        157,453
                                                                   ------------

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                          ------------
            EQUIPMENT AND SUPPLIES -- 7.2%
   13,600   C&D Technologies Inc.+ .............................   $    115,056
    2,230   Powell Industries Inc.+ ............................        112,414
    3,770   Tennant Co. ........................................        113,364
    4,150   The Toro Co. .......................................        138,071
    5,000   Thermadyne Holdings Corp.+ .........................         73,950
                                                                   ------------
                                                                        552,855
                                                                   ------------
            FINANCIAL SERVICES -- 6.0%
    5,750   Hilb Rogal & Hobbs Co. .............................        249,895
    1,430   HMN Financial Inc. .................................         22,094
   14,700   NewAlliance Bancshares Inc. ........................        183,456
                                                                   ------------
                                                                        455,445
                                                                   ------------
            FOOD AND BEVERAGE -- 2.7%
    3,900   PepsiAmericas Inc. .................................         77,142
   15,260   Triarc Cos. Inc., Cl. A ............................         97,664
    4,880   Triarc Cos. Inc., Cl. B ............................         30,890
                                                                   ------------
                                                                        205,696
                                                                   ------------
            HEALTH CARE -- 8.0%
   13,000   Home Diagnostics Inc.+ .............................        117,780
    5,210   K-V Pharmaceutical Co., Cl. A+ .....................        100,709
    7,940   Rochester Medical Corp.+ ...........................         82,735
    3,616   SurModics Inc.+ ....................................        162,142
    3,480   West Pharmaceutical Services Inc. ..................        150,614
                                                                   ------------
                                                                        613,980
                                                                   ------------
            HOTELS AND GAMING -- 1.1%
    3,370   Gaylord Entertainment Co.+ .........................         80,745
                                                                   ------------
            SPECIALTY CHEMICALS -- 7.7%
    5,100   Arch Chemicals Inc. ................................        169,065
    8,340   Ferro Corp. ........................................        156,458
    2,160   FMC Corp. ..........................................        167,271
    4,200   H.B. Fuller Co. ....................................         94,248
                                                                   ------------
                                                                        587,042
                                                                   ------------
            TELECOMMUNICATIONS -- 1.2%
   11,400   HickoryTech Corp. ..................................         94,278
                                                                   ------------
            TOTAL COMMON STOCKS ................................      7,091,010
                                                                   ------------

PRINCIPAL
  AMOUNT
---------
            U.S. GOVERNMENT OBLIGATIONS -- 7.3%
 $556,000   U.S. Treasury Bill, 1.649%++, 08/07/08 .............        555,061
                                                                     ----------
            TOTAL INVESTMENTS -- 100.0%
               (Cost $7,467,708) ...............................     $7,646,071
                                                                     ==========
               Aggregate book cost .............................     $7,467,708
                                                                     ==========
               Gross unrealized appreciation ...................     $  996,014
               Gross unrealized depreciation ...................       (817,651)
                                                                     ----------
               Net unrealized appreciation/depreciation ........     $  178,363
                                                                     ==========

----------
+    Non-income producing security.

++   Represents annualized yield at date of purchase.

               See accompanying notes to schedule of investments.

THE GABELLI WOODLAND SMALL CAP VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157"), that clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2008, the Fund does not believe the adoption of SFAS 157 will impact the amounts reported on the financial statements.

In March 2008, the FASB issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

                        Gabelli Equity Series Funds, Inc.
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                               FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.

John D. Gabelli
SENIOR VICE PRESIDENT
GABELLI & COMPANY, INC.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

Anthony R. Pustorino
CERTIFIED PUBLIC ACCOUNTANT,
PROFESSOR EMERITUS
PACE UNIVERSITY

Anthonie C. van Ekris
CHAIRMAN
BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.

                         OFFICERS AND PORTFOLIO MANAGER

Elizabeth M. Lilly, CFA
PORTFOLIO MANAGER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

Bruce N. Alpert
PRESIDENT AND SECRETARY

Agnes Mullady
TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                 CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Woodland Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q208SR

                                    (GRAPHIC)

THE GABELLI WOODLAND SMALL CAP VALUE FUND

                                                            THIRD QUARTER REPORT
                                                                   JUNE 30, 2008

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Gabelli Equity Series Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       August 28, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       August 28, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                       August 28, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.